Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 15	$ 49	$ 247
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	615	618	607
Bad debts expense	89	96	106
Stock-based compensation expense	30	26	25
Deferred income taxes, net	(365)	6	55
Equity in earnings of unconsolidated entities	(137)	(140)	(140)
Distributions from unconsolidated entities	136	93	60
Loss on impairment of goodwill	370	0	0
(Gain) loss on asset disposals, net	17	22	16
(Gain) loss on sale of business and other exit costs, net	(1)		(114)
(Gain) loss on license sales and exchanges, net	(22)	(19)	(147)
Noncash interest	2	2	2
Other operating activities	0	(2)	0
Changes in assets and liabilities from operations
Accounts receivable	(68)	(23)	(96)
Equipment installment plans receivable	(261)	(246)	(134)
Inventory		8	118
Accounts payable	(14)	48	5
Customer deposits and deferred revenues	(3)	(54)	(37)
Accrued taxes	26	40	34
Accrued interest		(2)	4
Other assets and liabilities	40	(21)	(56)
Net cash provided by operating activities	469	501	555
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(465)	(443)	(581)
Cash paid for licenses	(189)	(53)	(286)
Cash paid for investments	(50)	0	0
Cash received from divestitures and exchanges	21	21	317
Federal Communications Commission deposit	0	(143)	0
Net cash used in investing activities	(683)	(618)	(550)
Cash flows from financing activities
Issuance of long-term debt	0	0	525
Repayment of long-term debt	(14)	(11)
Common shares reissued for benefit plans, net of tax payments	1	6	2
Common shares repurchased	0	(5)	(6)
Payment of debt issuance costs	(2)	(2)	(13)
Acquisition of assets in common control transaction	0	0	(2)
Distributions to noncontrolling interests	(4)	(1)	(6)
Payments to acquire additional interest in subsidiaries	0	0	(2)
Other financing activities	(1)	1	(1)
Net cash provided by (used in) financing activities	(20)	(12)	497
Net increase (decrease) in cash, cash equivalents and restricted cash	(234)	(129)	502
Cash, cash equivalents and restricted cash
Beginning of period	586	715	213
End of period	$ 352	$ 586	$ 715